UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2009

Date of reporting period:	July 31, 2009

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.    Reports to Stockholders.

The Semi-Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Registrant”) for the six months ended July 31, 2009 is attached hereto.

Item 2.    Code of Ethics.

Not applicable to semi-annual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.    Investments.

Included in Item 1.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the six months ended July 31, 2009.

Item 11.    Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Registrant.

(b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: September 30, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: September 30, 2009

   /s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: September 30, 2009

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JULY 31, 2009

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2009
(Unaudited)

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
ASSETS AND LIABILITIES	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $603,367,889; $ — ; $ — and $ — , respectively)	$755,908,351	$—	$—	$—
Silver assets (identified cost $174,830,293; $ — ; $ — and $ — , respectively)	179,001,700	—	—	—
Swiss franc deposits (identified cost $10,615,350; $ — ; $ — and $ — , respectively)	10,900,408	—	—	—

	945,810,459	—	—	—
Swiss franc bonds	385,565,344	—	—	—
Stocks of United States and foreign real estate and natural resource companies	621,834,500	—	—	—
Aggressive growth stock investments	626,618,700	—	—	17,414,310
Corporate bonds	46,071,474	—	19,026,971	—
United States Treasury securities	1,151,783,339	62,495,812	649,995	299,998

Total investments (identified cost $3,775,496,048; $62,509,482; $19,485,301 and $11,885,161, respectively)	3,777,683,816	62,495,812	19,676,966	17,714,308
Cash	1,776,950	3,672	—	28,475
Accounts receivable for investments sold	53,409,092	—	—	—
Accounts receivable for shares of the portfolio sold	23,200,469	2,016	28,056	32,172
Accrued interest, dividends and foreign taxes receivable	23,593,272	612,633	365,466	11,450
Prepaid expenses	69,281	4,213	784	328

Total assets	3,879,732,880	63,118,346	20,071,272	17,786,733
LIABILITIES
Bank overdraft	—	—	3,369	—
Accounts payable for investments purchased	19,307,800	—	—	—
Accounts payable for shares of the portfolio redeemed	3,861,737	50,000	200	12,287
Accrued investment advisory fee	2,451,537	37,575	13,672	16,688
Accrued directors’ and officers’ fees and expenses	45,839	1,182	192	217
Accrued excise tax	680,392	—	—	—

Total liabilities	26,347,305	88,757	17,433	29,192

Net assets applicable to outstanding shares	$3,853,385,575	$63,029,589	$20,053,839	$17,757,541

NET ASSETS
Capital stock — par value $.001 per share:
Authorized — 250,000,000; 100,000,000; 25,000,000 and 50,000,000 shares, respectively
Outstanding — 109,041,302; 922,825; 330,171 and 468,673 shares, respectively	$109,041	$923	$330	$469

Paid-in capital	3,801,820,753	62,681,365	19,429,836	11,889,271

	3,801,929,794	62,682,288	19,430,166	11,889,740
Undistributed net investment income (Note 1)	52,969,114	358,547	532,129	4,105
Accumulated net realized gain (loss) on investments	(3,636,058)	2,424	(100,121)	34,549
Accumulated net realized loss on foreign currency transactions	(531,128)	—	—	—
Net unrealized appreciation (depreciation) of investments (Notes 1 & 6)	2,187,768	(13,670)	191,665	5,829,147
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	466,085	—	—	—

Net assets applicable to outstanding shares	$3,853,385,575	$63,029,589	$20,053,839	$17,757,541

Net asset value per share	$35.34	$68.30	$60.74	$37.89

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Six Months Ended July 31, 2009
(Unaudited)

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income (Note 1):
Interest	$20,426,105	$169,504	$273,458	$23
Dividends	16,681,118	—	—	94,140
Other income	1,327	—	—	—

	37,108,550	169,504	273,458	94,163
Expenses (Note 3):
Investment advisory fee	13,429,273	477,675	102,779	88,860
Directors’ fees and expenses	119,844	3,086	496	545
Officers’ salary expense	115,050	2,963	476	523
Excise tax	485,972	—	—	—
Legal expense	28,763	740	119	130

Total expenses	14,178,902	484,464	103,870	90,058
Less waiver of investment advisory fee	—	(201,126)	(32,456)	—

Net expenses	14,178,902	283,338	71,414	90,058

Net investment income (loss) before foreign income taxes deducted at source	22,929,648	(113,834)	202,044	4,105

Less foreign income taxes deducted at source, net of refundable taxes	17,975	—	—	—

Net investment income (loss)	22,911,673	(113,834)	202,044	4,105

Net realized and unrealized gain (loss) on investments and foreign currency (Notes 1, 5 & 6):
Net realized gain (loss) on:
Investments in securities	(7,911,556)	532	793	60,544
Investments other than securities	4,968,251	—	—	—
Foreign currency transactions	(531,128)	—	—	—

	(3,474,433)	532	793	60,544
Change in unrealized appreciation (depreciation) of:
Investments	368,467,038	(40,902)	200,372	3,755,282
Translation of assets and liabilities in foreign currencies	902,304	—	—	—

Net realized and unrealized gain (loss) on investments and foreign currency	365,894,909	(40,370)	201,165	3,815,826

Net increase (decrease) in net assets resulting from operations	$388,806,582	$(154,204)	$403,209	$3,819,931

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio
	Six Months Ended
	July 31, 2009	Year Ended
	(Unaudited)	January 31, 2009

Operations:
Net investment income (loss)	$22,911,673	$40,660,348
Net realized gain (loss) on investments in securities	(7,911,556)	(667,753)
Net realized gain (loss) on investments other than securities	4,968,251	(25,000)
Net realized loss on foreign currency transactions	(531,128)	(1,975,990)
Change in unrealized appreciation (depreciation) of investments	368,467,038	(624,037,201)
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	902,304	(995,186)

Net increase (decrease) in net assets resulting from operations	388,806,582	(587,040,782)

Equalization on shares issued and redeemed:	6,240,188	37,118,490

Distributions to shareholders from (Note 2):
Net investment income	—	(24,935,047)
Net realized gain on investments	—	(3,989,608)
Distribution in excess	—	—
Return of capital	—	—

Capital stock transactions exclusive of amounts allocated to undistributed net investment income (Note 7):	235,321,513	2,054,806,596

Net increase (decrease) in net assets	630,368,283	1,475,959,649

Net assets at beginning of period	3,223,017,292	1,747,057,643

Net assets at end of period (including undistributed net investment income of $52,969,114 and $30,057,441, respectively)	$3,853,385,575	$3,223,017,292

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Continued from previous page)

	Treasury Bill Portfolio
	Six Months Ended
	July 31, 2009	Year Ended
	(Unaudited)	January 31, 2009

Operations:
Net investment income (loss)	$(113,834)	$499,719
Net realized gain (loss) on investments in securities	532	17,160
Net realized gain (loss) on investments other than securities	—	—
Net realized loss on foreign currency transactions	—	—
Change in unrealized appreciation (depreciation) of investments	(40,902)	(84,955)
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	—	—

Net increase (decrease) in net assets resulting from operations	(154,204)	431,924

Equalization on shares issued and redeemed:	(666,742)	1,808,202

Distributions to shareholders from (Note 2):
Net investment income	—	(1,453,846)
Net realized gain on investments	—	—
Distribution in excess	—	—
Return of capital	—	—

Capital stock transactions exclusive of amounts allocated to undistributed net investment income (Note 7):	(20,496,544)	35,847,627

Net increase (decrease) in net assets	(21,317,490)	36,633,907

Net assets at beginning of period	84,347,079	47,713,172

Net assets at end of period (including undistributed net investment income of $358,547 and $472,381, respectively)	$63,029,589	$84,347,079

See accompanying notes.

5-a

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Continued from previous page)

	Versatile Bond Portfolio
	Six Months Ended
	July 31, 2009	Year Ended
	(Unaudited)	January 31, 2009

Operations:
Net investment income (loss)	$202,044	$329,164
Net realized gain (loss) on investments in securities	793	(13,207)
Net realized gain (loss) on investments other than securities	—	—
Net realized loss on foreign currency transactions	—	—
Change in unrealized appreciation (depreciation) of investments	200,372	(78,102)
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	—	—

Net increase (decrease) in net assets resulting from operations	403,209	237,855

Equalization on shares issued and redeemed:	281,399	129,176

Distributions to shareholders from (Note 2):
Net investment income	—	(349,277)
Net realized gain on investments	—	—
Distribution in excess	—	—
Return of capital	—	—

Capital stock transactions exclusive of amounts allocated to undistributed net investment income (Note 7):	5,542,126	2,657,784

Net increase (decrease) in net assets	6,226,734	2,675,538

Net assets at beginning of period	13,827,105	11,151,567

Net assets at end of period (including undistributed net investment income of $532,129 and $330,085, respectively)	$20,053,839	$13,827,105

See accompanying notes.

5-b

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Continued from previous page)

	Aggressive Growth Portfolio
	Six Months Ended
	July 31, 2009	Year Ended
	(Unaudited)	January 31, 2009

Operations:
Net investment income (loss)	$4,105	$14,620
Net realized gain (loss) on investments in securities	60,544	793,016
Net realized gain (loss) on investments other than securities	—	—
Net realized loss on foreign currency transactions	—	—
Change in unrealized appreciation (depreciation) of investments	3,755,282	(10,858,598)
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	—	—

Net increase (decrease) in net assets resulting from operations	3,819,931	(10,050,962)

Equalization on shares issued and redeemed:	238	1,533

Distributions to shareholders from (Note 2):
Net investment income	—	(29,783)
Net realized gain on investments	—	(3,694,471)
Distribution in excess	—	(71,897)
Return of capital	—	(1,020,292)

Capital stock transactions exclusive of amounts allocated to undistributed net investment income (Note 7):	(48,946)	2,974,002

Net increase (decrease) in net assets	3,771,223	(11,891,870)

Net assets at beginning of period	13,986,318	25,878,188

Net assets at end of period (including undistributed net investment income of $4,105 and $ — , respectively)	$17,757,541	$13,986,318

See accompanying notes.

5-c

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

Quantity		Market Value
	GOLD ASSETS — 19.62% of Total Net Assets
254,929 Troy Oz.	Gold bullion (a)	$243,125,951
520,000 Coins	One-ounce gold coins (a)	512,782,400

	Total Gold Assets (identified cost $603,367,889)	$755,908,351

	SILVER ASSETS — 4.64% of Total Net Assets
12,580,129 Troy Oz.	Silver bullion (a)	$175,278,934
379 Bags	Silver coins (a)	3,722,766

	Total Silver Assets (identified cost $174,830,293)	$179,001,700

Principal Amount
	SWISS FRANC ASSETS — 10.29% of Total Net Assets
CHF 11,631,281	Swiss francs in interest-bearing bank accounts	$10,900,408

CHF 45,000,000	3.500% Swiss Confederation Bonds, 08-07-10	$43,475,470
CHF 45,000,000	4.000% Swiss Confederation Bonds, 06-10-11	45,014,760
CHF 45,000,000	2.750% Swiss Confederation Bonds, 06-10-12	44,753,292
CHF 45,000,000	4.000% Swiss Confederation Bonds, 02-11-13	46,743,827
CHF 45,000,000	4.250% Swiss Confederation Bonds, 01-06-14	47,848,742
CHF 50,000,000	3.750% Swiss Confederation Bonds, 06-10-15	52,926,292
CHF 50,000,000	2.500% Swiss Confederation Bonds, 03-12-16	49,786,795
CHF 50,000,000	4.250% Swiss Confederation Bonds, 06-05-17	55,016,166

	Total Swiss Confederation bonds	$385,565,344

	Total Swiss Franc Assets (identified cost $364,296,296)	$396,465,752

Number of Shares
	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL RESOURCE COMPANIES — 16.14% of Total Net Assets

	NATURAL RESOURCES — 9.01% of Total Net Assets
450,000	BHP Billiton, Ltd. (b)	$28,332,000
500,000	BP, p.l.c. (b)	25,020,000
1,000,000	Cameco Corporation	27,650,000
400,000	Chevron Corporation	27,788,000
550,000	ConocoPhillips	24,040,500
400,000	Devon Energy Corporation	23,236,000
1,000,000	Forest Oil Corporation (a)	16,850,000
500,000	Freeport-McMoRan Copper & Gold, Inc.	30,150,000
1,500,000	Mariner Energy, Inc. (a)	17,985,000
900,000	Patriot Coal Corporation (a)	7,533,000
750,000	Peabody Energy Corporation	24,832,500
800,000	Plains Exploration & Production Company (a)	22,920,000
1,300,000	Vale S.A. (b)	25,649,000
600,000	Weyerhaeuser Company	21,024,000
600,000	XTO Energy, Inc.	24,138,000

		$347,148,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 7.13% of Total Net Assets
400,000	AMB Property Corporation	$7,924,000
400,000	AvalonBay Communities, Inc.	23,280,000
500,000	Boston Properties, Inc.	26,450,000
700,000	BRE Properties, Inc. Class A	16,611,000
400,000	Corporate Office Properties Trust	13,564,000
400,000	Digital Realty Trust, Inc.	16,220,000
1,800,000	Duke Realty Corporation	17,082,000
1,200,000	Equity One, Inc.	18,060,000
450,000	Federal Realty Investment Trust	25,672,500
1,400,000	Kimco Realty Corporation	13,776,000
900,000	Pennsylvania Real Estate Investment Trust	4,761,000
1,900,000	Prologis	16,701,000
200,000	Texas Pacific Land Trust	6,850,000
1,800,000	UDR, Inc.	18,810,000
100,000	Urstadt Biddle Properties, Inc.	1,404,000
100,000	Urstadt Biddle Properties, Inc. Class A	1,539,000
500,000	Vornado Realty Trust	25,510,000
800,000	Washington Real Estate Investment Trust	20,472,000

		$274,686,500

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies (identified cost $767,010,394)	$621,834,500

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 16.26% of Total Net Assets

	CHEMICALS — 1.01% of Total Net Assets
225,000	Air Products & Chemicals, Inc.	$16,785,000
3,000,000	Chemtura Corporation	1,245,000
400,000	Mosaic Company	20,860,000

		$38,890,000

	COMPUTER SOFTWARE — .75% of Total Net Assets
775,000	Autodesk, Inc. (a)	$16,902,750
800,000	Symantec Corporation (a)	11,944,000

		$28,846,750

	CONSTRUCTION — .96% of Total Net Assets
400,000	Fluor Corporation	$21,120,000
800,000	Ryland Group, Inc.	15,976,000

		$37,096,000

	DATA PROCESSING — .87% of Total Net Assets
700,000	Agilent Technologies, Inc. (a)	$16,254,000
400,000	Hewlett-Packard Company	17,320,000

		$33,574,000

	ELECTRICAL & ELECTRONICS — .80% of Total Net Assets
800,000	Intel Corporation	$15,400,000
900,000	National Semiconductor Corporation	13,554,000
3,200,000	Sanmina SCI Corporation (a)	1,952,000

		$30,906,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

Number of Shares		Market Value

	ENTERTAINMENT & LEISURE — 1.00% of Total Net Assets
775,000	CBS Corporation Class A	$6,362,750
600,000	Disney (Walt) Company	15,072,000
700,000	Viacom, Inc. Class A (a)	17,276,000

		$38,710,750

	FINANCIAL SERVICES — 2.19% of Total Net Assets
500,000	Bank of New York Mellon Corporation	$13,670,000
1,300,000	Janus Capital Group, Inc.	17,758,000
650,000	Morgan Stanley	18,525,000
800,000	Schwab (Charles) Corporation	14,296,000
400,000	State Street Corporation	20,120,000

		$84,369,000

	MANUFACTURING — 1.90% of Total Net Assets
750,000	Harley-Davidson, Inc.	$16,950,000
425,000	Illinois Tool Works, Inc.	17,233,750
900,000	Mattel, Inc.	15,822,000
172,000	NACCO Industries, Inc. Class A	7,239,480
8,000	NACCO Industries, Inc. Class B	336,720
350,000	Parker-Hannifin Corporation	15,498,000

		$73,079,950

	OIL & GAS — .72% of Total Net Assets
1,000,000	Frontier Oil Corporation	$13,900,000
3,000,000	Parker Drilling Company (a)	13,860,000

		$27,760,000

	PHARMACEUTICALS — 1.71% of Total Net Assets
300,000	Amgen, Inc. (a)	$18,693,000
300,000	Celgene Corporation (a)	17,088,000
300,000	Genzyme Corporation (a)	15,567,000
300,000	Gilead Sciences, Inc. (a)	14,679,000

		$66,027,000

	RETAIL — .86% of Total Net Assets
325,000	Costco Wholesale Corporation	$16,087,500
1,200,000	Williams-Sonoma, Inc.	16,872,000

		$32,959,500

	TELECOMMUNICATIONS — .92% of Total Net Assets
700,000	Juniper Networks, Inc. (a)	$18,291,000
375,000	Qualcomm, Inc.	17,328,750

		$35,619,750

	TRANSPORTATION — 1.23% of Total Net Assets
550,000	Alexander & Baldwin, Inc.	$16,071,000
250,000	FedEx Corporation	16,960,000
700,000	Kansas City Southern (a)	14,217,000

		$47,248,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

Number of Shares		Market Value

	MISCELLANEOUS — 1.34% of Total Net Assets
200,000	Lockheed Martin Corporation	$14,952,000
400,000	Nucor Corporation	17,788,000
1,200,000	Temple-Inland, Inc.	18,792,000

		$51,532,000

	Total Aggressive Growth Stock Investments (identified cost $692,199,469)	$626,618,700

Principal Amount
	DOLLAR ASSETS — 31.09% of Total Net Assets

	CORPORATE BONDS — 1.20% of Total Net Assets
$5,130,000	7.875% ATT Wireless Services, Inc., 03-01-11	$5,564,315
1,250,000	4.125% Air Products & Chemicals, Inc.,12-01-11	1,284,645
500,000	3.875% American General Finance Corporation, 10-01-09	481,250
3,500,000	6.950% American Home Products Corporation, 03-15-11	3,819,561
500,000	4.000% Amgen, Inc., 11-18-09	505,501
900,000	8.500% Arden Realty Limited Partnership, 11-15-10	964,029
500,000	7.150% Avon Products, Inc., 11-15-09	509,645
750,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	763,488
750,000	5.400% Boeing Capital Corporation, 11-30-09	762,117
2,350,000	6.750% Campbell Soup Company, 02-15-11	2,540,690
2,750,000	5.250% Cisco Systems, Inc., 02-22-11	2,919,998
1,500,000	6.800% Disney (Walt) Company, 06-28-10	1,562,697
750,000	6.875% Du Pont (E.I.) de Nemours & Company, 10-15-09	760,014
1,750,000	6.875% Ecolab, Inc., 02-01-11	1,882,259
2,500,000	5.500% Halliburton Company, 10-15-10	2,616,030
1,000,000	7.500% Honeywell International, Inc., 03-01-10	1,041,398
1,000,000	8.250% Lowe’s Companies, Inc., 06-01-10	1,058,440
3,000,000	6.000% McDonalds Corporation, 04-15-11	3,226,953
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	501,792
1,250,000	6.625% Northern Illinois Gas Company, 02-01-11	1,327,339
1,000,000	7.450% Northwest Natural Gas Company, 12-10-10	1,072,022
500,000	8.000% NSTAR, 02-15-10	518,275
1,500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	1,581,396
1,500,000	8.750% Phillips Petroleum Company, 05-25-10	1,600,614
465,000	8.500% Procter & Gamble Company, 08-10-09	465,558
750,000	4.125% SBC Communications, Inc., 09-15-09	754,388
750,000	5.000% Stanley Works, 03-15-10	758,271
1,750,000	4.375% United Technologies Corporation, 05-01-10	1,796,806
2,500,000	7.250% Verizon Global Funding Corporation, 12-01-10	2,670,163
750,000	4.000% Wal-Mart Stores, Inc., 01-15-10	761,820

		$46,071,474

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 29.89% of Total Net Assets
$100,000,000	United States Treasury bond strips (Principal only) 3.821%, 05-15-18 (c)	$71,695,626
100,000,000	United States Treasury bond strips (Principal only) 4.098%, 02-15-20 (c)	65,205,623
100,000,000	United States Treasury bonds 7.250%, 05-15-16	125,499,999
100,000,000	United States Treasury bonds 9.000%, 11-15-18	143,171,877
100,000,000	United States Treasury bonds 6.250%, 08-15-23	122,296,880
100,000,000	United States Treasury bonds 5.250%, 11-15-28	112,390,631
100,000,000	United States Treasury bonds 4.500%, 02-15-36	103,078,129
25,000,000	United States Treasury notes 3.625%, 10-31-09	25,204,102
25,000,000	United States Treasury notes 3.125%, 11-30-09	25,231,445
25,000,000	United States Treasury notes 3.250%, 12-31-09	25,301,758
25,000,000	United States Treasury notes 2.000%, 02-28-10	25,240,234
25,000,000	United States Treasury notes 1.750%, 03-31-10	25,232,422
25,000,000	United States Treasury notes 2.125%, 04-30-10	25,326,172
25,000,000	United States Treasury notes 2.625%, 05-31-10	25,451,172
25,000,000	United States Treasury notes 2.875%, 06-30-10	25,548,828
25,000,000	United States Treasury notes 4.125%, 08-15-10	25,929,687
25,000,000	United States Treasury notes 4.250%, 10-15-10	26,070,312
25,000,000	United States Treasury notes 2.500%, 03-31-13	25,503,906
25,000,000	United States Treasury notes 4.250%, 11-15-13	27,066,407
25,000,000	United States Treasury notes 1.875%, 04-30-14	24,355,469
25,000,000	United States Treasury notes 4.250%, 11-15-14	26,984,375
50,000,000	United States Treasury bills .062%, 08-20-09 (c)	49,998,285

		$1,151,783,339

	Total Dollar Assets (identified cost $1,173,791,707)	$1,197,854,813

	Total Portfolio — 98.04% of total net assets (identified cost $3,775,496,048) (d)	$3,777,683,816
	Other assets, less liabilities (1.96% of total net assets)	75,701,759

	Net assets applicable to outstanding shares	$3,853,385,575

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.15% of Total Net Assets
$14,000,000	United States Treasury notes 4.000%, 08-31-09	$14,039,922
14,000,000	United States Treasury notes 4.000%, 09-30-09	14,081,484
11,000,000	United States Treasury notes 3.625%, 10-31-09	11,089,805
11,000,000	United States Treasury notes 3.125%, 11-30-09	11,101,836
11,000,000	United States Treasury notes 3.250%, 12-31-09	11,132,773
1,050,000	United States Treasury bills .049%, 08-06-09 (a)	1,049,992

	Total Portfolio — 99.15% of total net assets (identified cost $62,509,482) (b)	$62,495,812
	Other assets, less liabilities (.85% of total net assets)	533,777

	Net assets applicable to outstanding shares	$63,029,589

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 94.88% of Total Net Assets

	CHEMICALS — 9.20% of Total Net Assets
$750,000	4.125% Air Products & Chemicals, Inc.,12-01-11	$770,787
500,000	6.875% Du Pont (E.I.) de Nemours & Company, 10-15-09	506,676
544,000	7.500% Honeywell International, Inc., 03-01-10	566,520

		$1,843,983

	COSMETICS & TOILETRIES — 2.54% of Total Net Assets
500,000	7.150% Avon Products, Inc., 11-15-09	$509,645

		$509,645

	COMPUTERS & DATA PROCESSING — 6.79% of Total Net Assets
786,000	5.250% Cisco Systems, Inc., 02-22-11	$834,589
500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	527,132

		$1,361,721

	ELECTRIC UTILITIES — 2.58% of Total Net Assets
500,000	8.000% NSTAR, 02-15-10	$518,275

		$518,275

	ENTERTAINMENT & LEISURE — 2.60% of Total Net Assets
500,000	6.800% Disney (Walt) Company, 06-28-10	$520,899

		$520,899

	FINANCIAL SERVICES — 9.43% of Total Net Assets
520,000	3.875% American General Finance Corporation, 10-01-09	$500,500
500,000	5.400% Boeing Capital Corporation, 11-30-09	508,078
375,000	7.375% Heller Financial, Inc., 11-01-09	380,518
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	501,792

		$1,890,888

	FOOD PRODUCTS & PROCESSING— 3.23% of Total Net Assets
600,000	6.750% Campbell Soup Company, 02-15-11	$648,687

		$648,687

	GAS UTILITIES — 7.98% of Total Net Assets
750,000	6.625% Northern Illinois Gas Company, 02-01-11	$796,403
750,000	7.450% Northwest Natural Gas Company, 12-10-10	804,016

		$1,600,419

	HOUSEHOLD PRODUCTS — 2.50% of Total Net Assets
500,000	8.500% Procter & Gamble Company, 08-10-09	$500,600

		$500,600

	INSURANCE — 2.54% of Total Net Assets
500,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	$508,992

		$508,992

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

Principal Amount		Market Value

	MANUFACTURING — 9.10% of Total Net Assets
$750,000	6.875% Ecolab, Inc., 02-01-11	$806,682
500,000	5.000% Stanley Works, 03-15-10	505,514
500,000	4.375% United Technologies Corporation, 05-01-10	513,373

		$1,825,569

	OIL & GAS — 7.93% of Total Net Assets
500,000	5.500% Halliburton Company, 10-15-10	$523,206
1,000,000	8.750% Phillips Petroleum Company, 05-25-10	1,067,076

		$1,590,282

	PHARMACEUTICALS — 7.96% of Total Net Assets
1,000,000	6.950% American Home Products Corporation, 03-15-11	$1,091,303
500,000	4.000% Amgen, Inc., 11-18-09	505,501

		$1,596,804

	REAL ESTATE INVESTMENT TRUSTS — 3.21% of Total Net Assets
600,000	8.500% Arden Realty Limited Partnership, 11-15-10	$642,686

		$642,686

	RESTAURANTS — 3.49% of Total Net Assets
650,000	6.000% McDonalds Corporation, 04-15-11	$699,173

		$699,173

	RETAIL — 2.53% of Total Net Assets
500,000	4.000% Wal-Mart Stores, Inc., 01-15-10	$507,880

		$507,880

	TELECOMMUNICATIONS — 11.27% of Total Net Assets
1,000,000	7.875% ATT Wireless Services, Inc., 03-01-11	$1,084,662
500,000	4.125% SBC Communications, Inc., 09-15-09	502,925
630,000	7.250% Verizon Global Funding Corporation, 12-01-10	672,881

		$2,260,468

	Total Corporate Bonds (identified cost $18,835,310)	$19,026,971

	UNITED STATES TREASURY SECURITIES — 3.24% of Total Net Assets
650,000	United States Treasury bills .049%, 08-06-09 (a)	$649,995

	Total United States Treasury Securities (identified cost $649,991)	$649,995

	Total Portfolio — 98.12% of total net assets (identified cost $19,485,301) (b)	$19,676,966
	Other assets, less liabilities (1.88% of total net assets)	376,873

	Net assets applicable to outstanding shares	$20,053,839

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS — 98.07% of Total Net Assets

	CHEMICALS — 6.41% of Total Net Assets
8,000	Air Products & Chemicals, Inc.	$596,800
50,000	Chemtura Corporation	20,750
10,000	Mosaic Company	521,500

		$1,139,050

	COMPUTER SOFTWARE — 5.82% of Total Net Assets
20,000	Autodesk, Inc. (a)	$436,200
40,000	Symantec Corporation (a)	597,200

		$1,033,400

	CONSTRUCTION — 3.74% of Total Net Assets
5,000	Fluor Corporation	$264,000
20,000	Ryland Group, Inc.	399,400

		$663,400

	DATA PROCESSING — 7.49% of Total Net Assets
20,000	Agilent Technologies, Inc. (a)	$464,400
20,000	Hewlett-Packard Company	866,000

		$1,330,400

	ELECTRICAL & ELECTRONICS — 6.66% of Total Net Assets
40,000	Intel Corporation	$770,000
25,000	National Semiconductor Corporation	376,500
60,000	Sanmina SCI Corporation (a)	36,600

		$1,183,100

	ENTERTAINMENT & LEISURE — 4.91% of Total Net Assets
20,000	Disney (Walt) Company	$502,400
15,000	Viacom, Inc. Class A (a)	370,200

		$872,600

	FINANCIAL SERVICES — 13.65% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$546,800
30,000	Janus Capital Group, Inc.	409,800
15,000	Morgan Stanley	427,500
30,000	Schwab (Charles) Corporation	536,100
10,000	State Street Corporation	503,000

		$2,423,200

	MANUFACTURING — 10.30% of Total Net Assets
15,000	Harley-Davidson, Inc.	$339,000
15,000	Illinois Tool Works, Inc.	608,250
25,000	Mattel, Inc.	439,500
10,000	Parker-Hannifin Corporation	442,800

		$1,829,550

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2009
(Unaudited)

Number of Shares		Market Value

	OIL & GAS — 4.17% of Total Net Assets
30,000	Frontier Oil Corporation	$417,000
70,000	Parker Drilling Company (a)	323,400

		$740,400

	PHARMACEUTICALS — 12.81% of Total Net Assets
12,000	Amgen, Inc. (a)	$747,720
10,000	Celgene Corporation (a)	569,600
9,000	Genzyme Corporation (a)	467,010
10,000	Gilead Sciences, Inc. (a)	489,300

		$2,273,630

	RETAIL — 3.98% of Total Net Assets
10,000	Costco Wholesale Corporation	$495,000
15,000	Williams-Sonoma, Inc.	210,900

		$705,900

	TELECOMMUNICATIONS — 5.37% of Total Net Assets
10,000	Juniper Networks, Inc. (a)	$261,300
15,000	Qualcomm, Inc.	693,150

		$954,450

	TRANSPORTATION — 6.69% of Total Net Assets
7,000	Alexander & Baldwin, Inc.	$204,540
10,000	FedEx Corporation	678,400
15,000	Kansas City Southern (a)	304,650

		$1,187,590

	MISCELLANEOUS — 6.07% of Total Net Assets
7,000	Lockheed Martin Corporation	$523,320
10,000	Nucor Corporation	444,700
7,000	Temple-Inland, Inc.	109,620

		$1,077,640

	Total Aggressive Growth Stocks (identified cost $11,585,166)	$17,414,310

Principal Amount

	UNITED STATES TREASURY SECURITIES — 1.69% of Total Net Assets
$300,000	United States Treasury bills .049%, 08-06-09 (b)	$299,998

	Total United States Treasury Securities (identified cost $299,995)	$299,998

	Total Portfolio — 99.76% of total net assets (identified cost $11,885,161) (c)	$17,714,308
	Other assets, less liabilities (.24% of total net assets)	43,233

	Net assets applicable to outstanding shares	$17,757,541

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES
Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.
Valuation of investments
Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. If there is no trading in an investment on a business day, the investment will be valued at the mean between its bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver are valued at the closing spot price on the New York Commodity Exchange. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued at fair value by the Fund’s management pursuant to policies approved by the Fund’s Board of Directors.
Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which governs the application of generally accepted accounting principles that require “fair value” measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the sale of that investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to assumptions market participants would use in pricing an asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in inputs to that valuation technique. Inputs may be observable or unobservable.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

Observable inputs reflect the assumptions market participants would use in pricing an asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are developed based on the best information available in the circumstances and reflect the reporting entity’s own assumptions regarding the assumptions market participants may or could be expected to use in pricing an asset or liability.
Various inputs were used in determining the value of the Fund’s investments during the six months ended July 31, 2009. These inputs are summarized in the following three broad levels:
Level 1 — Quoted prices in active markets for identical assets
The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.
Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar liabilities.
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.
The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets:

	Level 1	Level 2	Level 3
	(Quoted Prices in	(Significant	(Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets)	Inputs)	Inputs)	Total

Permanent Portfolio
Gold assets	$755,908,351	$—	$—	$755,908,351
Silver assets	179,001,700	—	—	179,001,700
Swiss franc assets	10,900,408	385,565,344	—	396,465,752
Stocks of United States and foreign real estate and natural resource companies	621,834,500	—	—	621,834,500
Aggressive growth stock investments	626,618,700	—	—	626,618,700
Dollar assets:
Corporate bonds	—	46,071,474	—	46,071,474
United States Treasury securities	1,151,783,339	—	—	1,151,783,339

Total Portfolio	$3,346,046,998	$431,636,818	$—	$3,777,683,816

	88.57%	11.43%	—%	100.00%
Treasury Bill Portfolio
United States Treasury securities	$62,495,812	$—	$—	$62,495,812

Total Portfolio	$62,495,812	$—	$—	$62,495,812

	100.00%	—%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds	$—	$19,026,971	$—	$19,026,971
United States Treasury securities	649,995	—	—	649,995

Total Portfolio	$649,995	$19,026,971	$—	$19,676,966

	3.30%	96.70%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stock investments	$17,414,310	$—	$—	$17,414,310
United States Treasury securities	299,998	—	—	299,998

Total Portfolio	$17,714,308	$—	$—	$17,714,308

	100.00%	—%	—%	100.00%

Effective February 1, 2009, the Fund adopted FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), which requires enhanced disclosures regarding a fund’s derivative and hedging activities. Adoption of FAS 161 had no impact on the Fund’s financial statements.
In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“FAS 165”). FAS 165 requires an entity to recognize in its financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity is required: (i) to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made; and (ii) to disclose the date through which subsequent events have been evaluated. The Fund has adopted FAS 165 and evaluated subsequent events through September 28, 2009.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

Translation of foreign currencies
Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.
Investment transactions and investment income
Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.
For the six months ended July 31, 2009, investment income was earned as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Interest on:
Corporate bonds	$229,327	$—	$272,576	$—
Swiss franc assets	4,049,437	—	—	—
United States Treasury securities	16,144,249	169,425	859	—
Other investments	3,092	79	23	23
Dividends	16,681,118	—	—	94,140
Other income	1,327	—	—	—

	$37,108,550	$169,504	$273,458	$94,163

Federal taxes
Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2009, pursuant to the requirements of the Code.
As of January 31, 2009, the Fund’s Treasury Bill Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any. The Fund’s Permanent Portfolio had $692,753 in such capital loss carryforwards available, all of which expires on January 31, 2017, and the Fund’s Versatile Bond Portfolio had $100,914 in such capital loss carryforwards available, of which, $28,378, $58,566, $763 and $13,207

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

expire on January 31, 2014, January 31, 2015, January 31, 2016 and January 31, 2017, respectively. Additionally, net capital losses attributable to investment transactions that occur after October 31, if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year.
During the six months ended July 31, 2009, the Fund’s Permanent Portfolio incurred federal excise taxes of $485,972, which was imposed on four percent of the Portfolio’s undistributed income and capital gains, if any. Such tax reduced the Portfolio’s net assets; however, such undistributed income and capital gains were retained by the Portfolio to earn further interest, dividends and profits. The Fund’s Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred no federal excise taxes during the six months then ended.
In June 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Fund’s financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions taken in such tax returns will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and was applied to all open tax years (tax years ended January 31, 2006, 2007, 2008 and 2009, respectively) as of the effective date. Adoption of FIN 48 had no impact on the Fund’s financial statements.
Equalization
The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.
Indemnifications
The Fund indemnifies its officers and directors for certain liabilities that might arise from their performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2.	DISTRIBUTIONS TO SHAREHOLDERS
On December 3, 2008, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio made distributions to shareholders of record on December 2, 2008 as follows: (i) Permanent Portfolio paid an ordinary income dividend per share of $.25, a short-term capital gain distribution per share of $.02 and a long-term capital gain distribution per share of $.02; (ii) Treasury Bill Portfolio paid an ordinary income dividend per share of $1.18; and (iii) Aggressive Growth Portfolio paid an ordinary income dividend per share of $.09, a long-term capital gain distribution per share of $11.77 and a return of capital distribution per share of $3.19. On December 17, 2008, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $1.79 to shareholders of record on

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

December 16, 2008. The Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio paid no capital gain distributions during the year ended January 31, 2009.
The tax character of such dividends and distributions paid was as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Distributions paid from:
Ordinary income	$26,611,625	$1,453,846	$349,277	$29,783
Long-term capital gain †	2,313,030	—	—	3,766,368
Return of capital distribution	—	—	—	1,020,292

	$28,924,655	$1,453,846	$349,277	$4,816,443

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2009: (i) the Fund’s Permanent Portfolio reclassified $312,455 from accumulated net realized gain (loss) on investments to undistributed net investment income, $1,975,990 from accumulated net realized loss on foreign currency transactions to undistributed net investment income and $673,434 from undistributed net investment income to paid-in capital; (ii) the Fund’s Treasury Bill Portfolio reclassified $307,057 from undistributed net investment income to paid-in capital; (iii) the Fund’s Versatile Bond Portfolio reclassified $105,247 from undistributed net investment income to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $5 from accumulated net realized loss on investments to undistributed net investment income, to reflect such book and tax basis differences relating to shareholder distributions, short-term capital gains, net operating losses and excise taxes paid.
As of January 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Undistributed ordinary income	$32,171,308	$474,273	$330,085	$—
Undistributed capital loss carryforwards	(692,753)	—	(100,914)	—
Post October losses	(2,113,867)	—	—	(25,995)
Unrealized appreciation (depreciation) on investments and foreign currencies	(366,715,489)	27,232	(8,707)	2,073,865

	$(337,350,801)	$501,505	$220,464	$2,047,870

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT
Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003 under an investment advisory contract, dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives, before any waivers, annual investment advisory fees, which are calculated daily and paid monthly, based on the average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next $200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.
All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee; (ii) all fees, costs and expenses relating to Fund investments, including brokerage commissions and interest on borrowings; (iii) all taxes payable by the Fund; (iv) the fees and expenses of the Fund’s directors; (v) the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4); and (vi) extraordinary expenses, as defined by the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.
During the six months ended July 31, 2009, Pacific Heights voluntarily agreed to waive portions of the Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. Pacific Heights intends to continue these voluntary fee waivers at the same rates with respect to these Portfolios through calendar year 2009, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days’ written notice to the Fund.
Pacific Heights is a California limited liability company. Its manager and sole member, Michael J. Cuggino (also its President and Chief Executive Officer), is the President, Secretary and a director of the Fund and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the sole owner of Pacific Heights, Mr. Cuggino was paid $56,550 during the six months ended July 31, 2009 for his service as the President, Secretary and a director of the Fund.
Annual Renewal of Investment Advisory Contract (Unaudited)
The Contract was unanimously approved by the Fund’s Board of Directors (“Board”), including all of the Fund’s directors who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Directors”), at an “in person” meeting held on December 5, 2008 (“Meeting”). Prior to the Meeting, the Independent Directors requested detailed information from Pacific Heights and the Fund’s Chief Compliance Officer (“CCO”) regarding the Fund’s Portfolios. In preparation for consideration of the Contract, the Board reviewed a variety of materials provided by Pacific Heights and the CCO, including a letter provided by Pacific Heights responding to a request from the Independent Directors for certain information pursuant to Section 15(c) of the 1940 Act, information prepared by the CCO comparing the performance and expenses of the Fund’s Portfolios to other funds with similar investment objectives as the Fund’s Portfolios (“Peer Group”), and information regarding the performance of the Fund’s

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

Portfolios in comparison to relevant market indices. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for its determinations. The Independent Directors were assisted by independent legal counsel during their deliberations and received materials discussing the legal standards applicable to consideration of the Contract. In addition, the Independent Directors met in executive session with their independent legal counsel at which no representatives of Pacific Heights were present.
The Board reviewed the short-term and long-term performance of each Portfolio. As part of this review, the Board reviewed the material prepared by the CCO based on information provided by the independent consulting firm, Lipper, Inc. (“Lipper”), comparing the performance of each Portfolio to funds determined to be in each Portfolio’s relevant Peer Group for the one-, three-, five- and ten-year periods ended June 30, 2008 and the performance of each Portfolio against its respective benchmark index for the one-, three-, five-and ten-year periods ended September 30, 2008.
The Board noted that the Permanent Portfolio’s performance exceeded the average performance of its Peer Group for each measurement period and exceeded its benchmark index for the three-, five- and ten-year periods. With respect to the Treasury Bill Portfolio, the Board noted that the Portfolio’s one-, three- and five-year performance had been above average for its Peer Group although its performance lagged its Peer Group for the ten-year period and its benchmark index for each measurement period. With respect to the Versatile Bond Portfolio, the Board noted that the Portfolio’s one-, three- and five-year performance also had been above average for its Peer Group although its performance lagged its Peer Group for the ten-year period and its benchmark index for each measurement period. With respect to the Aggressive Growth Portfolio, the Board noted that the Portfolio’s one- and three-year performance lagged the Peer Group average for those periods but was above average for the five- and ten-year periods. The Aggressive Growth Portfolio’s performance also lagged its benchmark indices for the three-year period but exceeded its benchmark indices for the one-, five- and ten-year periods.
The Board also reviewed the Advisory Fee payable under the Contract. In considering the Advisory Fee for the Portfolios, the Board noted that the Portfolios operate under a unitary fee structure whereby many of the Portfolios’ ordinary operating expenses are paid by Pacific Heights out of its Advisory Fee rather than directly by the Portfolio. The Board noted the difficulty of comparing the Portfolios to non-unitary fee structure mutual funds. The Board also considered that the Advisory Fee has breakpoints that provide for a reduction of the applicable fee as assets under management increase. The Board noted that the Permanent Portfolio continues to exceed the third breakpoint in its fee structure because its assets exceed the third threshold. As part of its review, the Board reviewed the material prepared by the CCO based on information provided by Lipper, comparing: (i) each Portfolio’s overall expense ratio compared to its respective Peer Group; and (ii) the portion of the Advisory Fee allocable to Pacific Heights’ investment management fee and how it compared to investment management fees paid by the Peer Groups. In addition, the Board considered the gross Advisory Fee rate charged by Pacific Heights, as well as the effective Advisory Fee rate after taking into consideration the expense limitation arrangements in place for the Treasury Bill Portfolio and the Versatile Bond Portfolio. The Board received assurances from Pacific Heights that at least through the end of calendar year 2009, Pacific Heights intends voluntarily to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and the Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets.
The Board considered that the investment management fee and overall expense ratio of: (1) the Permanent Portfolio was slightly higher than the averages for the Peer Group; (2) the Treasury Bill Portfolio (after waivers) was higher than the averages for the Peer Group; (3) the Versatile Bond Portfolio (after waivers) was below the average for the Peer Group with respect to the investment management fee, but that its overall expense ratio was higher than the average for the Peer Group; and (4) the Aggressive Growth Portfolio was slightly higher than the averages for the Peer Group. The Board noted that with respect to the Treasury Bill Portfolio and Versatile Bond Portfolio, many of the funds in the Peer Group were larger in size. The Board also noted that many of the funds in the Peer Groups were part of very large fund groups that benefited from such fund groups’ ability to use economies of scale to lower expense ratios. After considering the data provided, the Board determined that the Advisory Fee was fair and reasonable.
Pacific Heights’ profitability was also considered. The Board reviewed material provided that compared Pacific Heights’ profitability for the year ended December 31, 2007 to that of certain publicly traded investment advisers. The Directors considered the methodology by which Pacific Heights’ profitability was determined. The Board recognized that Pacific Heights should be entitled to earn a reasonable level of profit for services it provides to the Fund and further recognized that such profits included amounts accruing to Mr. Cuggino (including amounts drawn by Mr. Cuggino during the year) as the sole member of Pacific Heights.
The Board also considered the services provided by Pacific Heights under the Contract. Mr. Cuggino informed the Board that Pacific Heights: (1) had experienced no service issues; (2) had no personnel problems; and (3) had no negative change to its financial condition. The Board also discussed Pacific Heights’ disaster recovery and business continuity plans. In addition, the Board discussed portfolio trading and best execution.
The Board also considered the activities currently performed and services provided to the Fund by Mr. Cuggino, who is also the principal officer of Pacific Heights. In particular, the Board considered that Mr. Cuggino is thoroughly involved in the day-to-day operations of the Fund, including identifying and making suggestions as to proposed investments, including the purchase and sale thereof, coordination and direction of operational matters, including arrangements with various service providers to the Fund, and providing substantial administration and oversight in connection with shareholder services.
Based on the foregoing, the Board considered the following factors and reached the following conclusions:
a) the nature, quality and extent of the investment advisory, administrative and other services (including the placement of portfolio transactions) to be provided to the Fund by Pacific Heights, from which the Board concluded that such services would be comparable to those previously provided, and that Mr. Cuggino, by virtue of his experience with the Fund for over eighteen years, was qualified to provide such services, and that the personnel at Pacific Heights provides support for Mr. Cuggino in performing such duties;
b) the operating expenses and expense ratios of the Fund’s Portfolios compared to their Peer Groups, from which the Board concluded that the expenses and expense ratios of the Fund’s Portfolios were comparable to their Peer Groups;

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

c) the performance of the Fund’s Portfolios compared to their Peer Groups and market indices, from which the Board concluded that the Permanent Portfolio’s one-, three-, five- and ten-year performance generally exceeded the performance of its Peer Group and its relevant market index and the performance of the other Portfolios was satisfactory as compared to those Portfolio’s Peer Groups and market indices;
d) the financial condition of Pacific Heights, from which the Board concluded that Pacific Heights has the financial ability to fulfill its commitment to the Fund under the Contract;
e) the ability of Pacific Heights to continue providing investment advisory, administrative and other services (including placement of portfolio transactions) of the same character and at least the same quality as previously provided, from which the Board concluded that such services would be of the same character and at least the same quality as those previously provided, by virtue of Mr. Cuggino’s experience with the Fund for over eighteen years and the personnel at Pacific Heights;
f) the extent to which economies of scale have been realized as the Fund’s Portfolios increase their assets under management, from which the Board concluded that the Fund’s Permanent Portfolio has achieved economies of scale that benefit shareholders, given that the Permanent Portfolio continues to exceed the third breakpoint in its fee structure because its assets exceed the third threshold; and
g) the profitability of the Contract to Pacific Heights, from which the Board concluded that the profitability was fair and reasonable and sufficient for the financial stability of Pacific Heights.
Based on the foregoing, the Board, including its Independent Directors, unanimously approved the continuance of the Contract.

4.	LONG TERM DISABILITY PLAN
On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (“Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to fifty percent (50%) of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. The Fund made no payments under the Plan during the six months ended July 31, 2009.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

5.	PURCHASES AND SALES OF SECURITIES
The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2009:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Purchases	$462,923,425	$73,345,669	$10,363,633	$352,796
Sales	273,511,203	92,226,527	5,425,310	750,861

6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
The following is a summary of net unrealized appreciation (depreciation) of investments as of July 31, 2009 for federal income tax purposes:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$156,711,869	$—	$215,293	$7,680,966
Investments other than securities	132,150,831	—	—	—

	288,862,700	—	215,293	7,680,966
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(286,674,932)	(13,670)	(23,628)	(1,851,819)
Investments other than securities	—	—	—	—

	(286,674,932)	(13,670)	(23,628)	(1,851,819)

Net unrealized appreciation (depreciation) of investments	$2,187,768	$(13,670)	$191,665	$5,829,147

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2009
(Unaudited)

7.	CAPITAL STOCK TRANSACTIONS
Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the period and year ended.

	Permanent Portfolio
	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Dollars	Shares	Dollars

Shares sold	29,799,873	$955,893,671	106,277,378	$3,742,769,872
Distributions reinvested	—	—	890,799	26,002,424

	29,799,873	955,893,671	107,168,177	3,768,772,296

Shares redeemed	(22,841,542)	(720,572,158)	(52,321,710)	(1,713,965,700)

Net increase	6,958,331	$235,321,513	54,846,467	$2,054,806,596

	Treasury Bill Portfolio
	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Dollars	Shares	Dollars

Shares sold	319,783	$21,159,338	1,369,079	$90,636,952
Distributions reinvested	—	—	20,242	1,341,204

	319,783	21,159,338	1,389,321	91,978,156

Shares redeemed	(629,436)	(41,655,882)	(848,122)	(56,130,529)

Net increase (decrease)	(309,653)	$(20,496,544)	541,199	$35,847,627

	Versatile Bond Portfolio
	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Dollars	Shares	Dollars

Shares sold	152,280	$8,678,391	134,274	$7,555,135
Distributions reinvested	—	—	5,675	317,901

	152,280	8,678,391	139,949	7,873,036

Shares redeemed	(54,928)	(3,136,265)	(92,925)	(5,215,252)

Net increase	97,352	$5,542,126	47,024	$2,657,784

	Aggressive Growth Portfolio
	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Dollars	Shares	Dollars

Shares sold	55,162	$1,811,033	83,763	$4,502,553
Distributions reinvested	—	—	156,633	4,620,668

	55,162	1,811,033	240,396	9,123,221

Shares redeemed	(60,131)	(1,859,979)	(115,021)	(6,149,219)

Net increase (decrease)	(4,969)	$(48,946)	125,375	$2,974,002

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2009	January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$31.57	$36.99	$32.89	$30.12	$26.29	$24.52

Income (loss) from investment operations:
Net investment income (1)(2)(3)(4)	.22	.45	.46	.35	.12	.18
Net realized and unrealized gain (loss) on investments and foreign currencies	3.55	(5.58)	3.98	2.73	3.96	2.13

Total income (loss) from investment operations	3.77	(5.13)	4.44	3.08	4.08	2.31

Less distributions from:
Net investment income	—	(.25)	(.16)	(.06)	(.20)	(.15)
Net realized gain on investments	—	(.04)	(.18)	(.25)	(.05)	(.39)

Total distributions	—	(.29)	(.34)	(.31)	(.25)	(.54)

Net asset value, end of period	$35.34	$31.57	$36.99	$32.89	$30.12	$26.29

Total return (5)	11.94%†	(13.82)%	13.53%	10.23%	15.57%	9.37%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$3,853,386	$3,223,017	$1,747,058	$820,285	$382,025	$233,860

Ratio of expenses to average net assets	.83%*	.84%	.95%	1.11%	1.35%	1.38%
Ratio of net investment income to average net assets (2)(3)(4)	1.33%*	1.31%	1.31%	1.10%	.43%	.72%
Portfolio turnover rate	12.03%†	37.00%	37.46%	7.28%	.73%	6.29%

*	Computed on an annualized basis.
†	Not annualized.
(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	The recording as other income of previously advanced legal expenses had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.07 and .39%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.11 during the year then ended.
(3)	The recording as other income of the receipt of disgorged funds had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.03 and .08%, respectively, during the year ended January 31, 2007. Without this other income, the net investment income per share would have been $.32 during the year then ended.
(4)	The recording as other income of the receipt of disgorged funds had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.01 and .03%, respectively, during the year ended January 31, 2008. Without this other income, the net investment income per share would have been $.45 during the year then ended.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2009	January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$68.44	$69.02	$68.82	$67.50	$67.10	$66.19

Income (loss) from investment operations:
Net investment income (loss) (1)(2)(3)	(.10)	.55	2.50	2.58	1.41	.91
Net realized and unrealized gain (loss) on investments (4)	(.04)	.05	.24	.03	.02	—

Total income (loss) from investment operations	(.14)	.60	2.74	2.61	1.43	.91

Less distributions from:
Net investment income	—	(1.18)	(2.54)	(1.29)	(1.03)	—

Total distributions	—	(1.18)	(2.54)	(1.29)	(1.03)	—

Net asset value, end of period	$68.30	$68.44	$69.02	$68.82	$67.50	$67.10

Total return (5)	(.20)%†	.87%	4.00%	3.88%	2.12%	1.39%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$63,030	$84,347	$47,713	$46,962	$48,328	$51,768

Ratio of expenses to average net assets (2)	.72%*	.74%	.88%	.92%	.92%	.98%
Ratio of net investment income (loss) to average net assets (3)	(.29)%*	.80%	3.63%	3.79%	2.10%	1.37%
Portfolio turnover rate (6)	—% †	—%	—%	—%	—%	—%

*	Computed on an annualized basis.
†	Not annualized.
(1)	Net investment income (loss) is based on average net assets per share outstanding during the period.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .50% for the six months ended July 31, 2009 and .50%, 50%, .50%, .50% and .50% for the years ended January 31, 2009, 2008, 2007, 2006 and 2005, respectively. Without this waiver, the net investment income or loss per share would have been ($.27) for the six months ended July 31, 2009 and $.20, $2.16, $2.24, $1.08 and $.58 for the years then ended.
(3)	The recording as other income of previously advanced legal expenses had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.76 and 1.11%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.15 during the year then ended.
(4)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.
(6)	Turnover ratio is not applicable since the Portfolio only invested in securities with maturities of one year or less.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2009	January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$59.39	$60.02	$58.89	$57.42	$57.01	$58.88

Income from investment operations:
Net investment income (1)(2)	.70	1.69	2.36	1.93	1.01	.57
Net realized and unrealized gain (loss) on investments (3)	.65	(.53)	.49	.24	.15	(.56)

Total income from investment operations	1.35	1.16	2.85	2.17	1.16	.01

Less distributions from:
Net investment income	—	(1.79)	(1.72)	(.70)	(.74)	(1.13)
Net realized gain on investments	—	—	—	—	(.01)	(.75)

Total distributions	—	(1.79)	(1.72)	(.70)	(.75)	(1.88)

Net asset value, end of period	$60.74	$59.39	$60.02	$58.89	$57.42	$57.01

Total return (4)	2.27%†	1.98%	4.87%	3.78%	2.04%	.02%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$20,054	$13,827	$11,152	$12,307	$18,509	$18,758

Ratio of expenses to average net assets (2)	.83%*	.89%	1.02%	.97%	.95%	1.01%
Ratio of net investment income to average net assets	2.34%*	2.84%	3.96%	3.33%	1.76%	.99%
Portfolio turnover rate	31.69%†	88.01%	74.72%	78.90%	50.09%	75.72%

*	Computed on an annualized basis.
†	Not annualized.
(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .38% for the six months ended July 31, 2009 and .37%, .37%, .37%, .37% and .38% for the years ended January 31, 2009, 2008, 2007, 2006 and 2005, respectively. Without this waiver, the net investment income per share would have been $.59 for the six months ended July 31, 2009 and $1.47, $2.13, $1.72, $.80 and $.35 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each period:

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2009	January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$29.53	$74.31	$86.09	$110.71	$86.11	$80.46

Income (loss) from investment operations:
Net investment income (loss) (1)(2)	.01	.03	(.08)	(.42)	(.11)	(.27)
Net realized and unrealized gain (loss) on investments	8.35	(29.76)	(2.83)	7.83	25.61	9.86

Total income (loss) from investment operations	8.36	(29.73)	(2.91)	7.41	25.50	9.59

Less distributions from:
Net investment income	—	(.09)	—	(.10)	—	—
Net realized gain on investments	—	(11.54)	(8.87)	(31.93)	(.90)	(3.94)
Distribution in excess	—	(.23)	—	—	—	—
Return of capital	—	(3.19)	—	—	—	—

Total distributions	—	(15.05)	(8.87)	(32.03)	(.90)	(3.94)

Net asset value, end of period	$37.89	$29.53	$74.31	$86.09	$110.71	$86.11

Total return (3)	28.31%†	(39.97)%	(4.14)%	7.05%	29.64%	12.05%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$17,758	$13,986	$25,878	$31,476	$52,125	$25,589

Ratio of expenses to average net assets	1.20%*	1.20%	1.39%	1.34%	1.41%	1.43%
Ratio of net investment income (loss) to average net assets (2)	.05%*	.07%	(.10)%	(.43)%	(.11)%	(.33)%
Portfolio turnover rate	2.35%†	3.44%	9.16%	1.97%	10.41%	1.90%

*	Computed on an annualized basis.
†	Not annualized.
(1)	Net investment income (loss) is based on average net assets per share outstanding during the period.
(2)	The recording as other income of previously advanced legal expenses had the effect of decreasing net investment loss per share and the ratio of net investment loss to average net assets by $.22 and .28%, respectively, during the year ended January 31, 2005. Without this other income, the net investment loss per share would have been $(.49) during the year then ended.
(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
Ten Years Ended July 31, 2009
(Unaudited)

*	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 36 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
Ten Years Ended July 31, 2009
(Unaudited)

*	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 36 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
Ten Years Ended July 31, 2009
(Unaudited)

*	The Citigroup AAA/AA 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or Moody’s Investor Services, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index. Returns shown for the Citigroup AAA/AA 1-3 Year Corporate Bond Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 36 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
Ten Years Ended July 31, 2009
(Unaudited)

*	The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 36 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended July 31, 2009
(Unaudited)

The graphs on pages 32 through 35 compare the initial account values and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, without the deduction of taxes, to a $10,000 investment over the same years in comparable broad-based securities market indices. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee. If such fee were reflected, the returns would be less than those shown. Returns for the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio reflect voluntary fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.
Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

	Average Annual Total Returns Through July 31, 2009
						Since
	1 Year	3 Years	5 Years	10 Years	15 Years	Inception
Permanent Portfolio (Since 12/1/82) (1)(2)
Return before taxes (3)	-5.10%	5.16%	8.59%	9.07%	7.55%	6.26%
Return after taxes on distributions	-5.37%	4.94%	8.32%	8.48%	6.85%	5.70%
Return after taxes on distributions and sale of portfolio shares	-3.30%	4.33%	7.34%	7.70%	6.29%	5.32%
Citigroup 3-Month U.S. Treasury Bill Index (5)(6)	0.65%	2.90%	3.00%	3.04%	3.76%	5.00%

Treasury Bill Portfolio (Since 5/26/87) (1)(4)
Return before taxes (3)	0.18%	2.22%	2.40%	2.19%	2.85%	3.52%
Return after taxes on distributions	-0.41%	1.58%	1.92%	1.38%	1.89%	2.74%
Return after taxes on distributions and sale of portfolio shares	0.12%	1.62%	1.83%	1.40%	1.86%	2.60%
Citigroup 3-Month U.S. Treasury Bill Index (5)(6)	0.65%	2.90%	3.00%	3.04%	3.76%	4.40%

Versatile Bond Portfolio (Since 9/27/91) (4)
Return before taxes (3)	3.70%	3.73%	3.09%	3.30%	3.87%	3.86%
Return after taxes on distributions	2.62%	2.89%	2.32%	2.18%	2.67%	2.82%
Return after taxes on distributions and sale of portfolio shares	2.38%	2.68%	2.21%	2.15%	2.59%	2.70%
Citigroup AAA/AA 1-3 Year Corporate Bond Index (5)(7)	4.50%	5.41%	4.22%	5.25%	5.68%	5.81%

Aggressive Growth Portfolio (Since 1/2/90) (1)
Return before taxes (3)	-22.00%	-6.13%	3.66%	2.89%	9.07%	9.41%
Return after taxes on distributions	-25.12%	-9.14%	1.31%	1.52%	7.92%	8.46%
Return after taxes on distributions and sale of portfolio shares	-11.52%	-4.87%	3.16%	2.43%	8.05%	8.47%
Dow Jones Industrial Average (5)(8)	-16.62%	-3.83%	0.53%	0.71%	8.45%	8.81%
Standard & Poor’s 500 Composite Stock Index (5)(9)	-19.96%	-6.16%	-0.14%	-1.19%	7.22%	7.57%

See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended July 31, 2009
(Unaudited)

(1)	Returns reflect other income recorded during the year ended January 31, 2005 related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid.

(2)	Returns reflect other income recorded during the years ended January 31, 2007 and January 31, 2008 related to the receipt of disgorged funds.

(3)	Returns before taxes do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

(4)	The thirty-day SEC standardized yield on the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio for the thirty days ended July 31, 2009, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was .93% and 1.54%, respectively.

(5)	Returns reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

(6)	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

(7)	The Citigroup AAA/AA 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

(8)	The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks.

(9)	The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks.

See pages 38-41 for Portfolio specific risks

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE PERMANENT PORTFOLIO
Six Months Ended July 31, 2009
(Unaudited)

The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as U.S. Treasury securities and short-term corporate bonds. During the six months ended July 31, 2009, the Portfolio experienced appreciation in each of its six asset classes. As a result, the Portfolio achieved a total return of 11.94% during the six months ended July 31, 2009, as compared to .09% for the Citigroup 3-month U.S. Treasury Bill Index and to an inflation rate as measured by the change in the consumer price index of 1.99% over the same period.
Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.
The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2009.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE TREASURY BILL PORTFOLIO
Six Months Ended July 31, 2009
(Unaudited)

The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests in short-term U.S. Treasury securities. During the six months ended July 31, 2009, the Portfolio achieved a total return of -.20%, as compared to .09% for the Citigroup 3-Month U.S. Treasury Bill Index over the same period, and ordinarily maintained an average maturity of between sixty and ninety days.
Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.
The following pie chart shows the Treasury Bill Portfolio’s investment holdings by days to maturity, as a percentage of total net assets as of July 31, 2009.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE VERSATILE BOND PORTFOLIO
Six Months Ended July 31, 2009
(Unaudited)

The Versatile Bond Portfolio’s investment objective is to achieve high current income, while limiting risk to principal. The Portfolio invests at least 80% of its assets in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s with a remaining maturity of twenty-four months or less. During the six months ended July 31, 2009, the Portfolio achieved a total return of 2.27%, as compared to 2.33% for the Citigroup AAA/AA 1-3 Year Corporate Bond Index over the same period, while maintaining an average maturity of between one hundred eighty and three hundred eighty days.
Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.
The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of total net assets as of July 31, 2009.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE AGGRESSIVE GROWTH PORTFOLIO
Six Months Ended July 31, 2009
(Unaudited)

The Aggressive Growth Portfolio’s investment objective is to achieve high, long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 28.31% during the six months ended July 31, 2009, as compared to 16.65% for the Dow Jones Industrial Average and 21.18% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s investment performance relative to these indices is primarily due to the Portfolio’s investments and the timing of purchases and sales of those investments in relation to fluctuating market values.
Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller companies which will involve additional risks, such as limited liquidity and greater volatility.
The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2009.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six Months Ended July 31, 2009
(Unaudited)

Expense Examples
As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.
These Examples are based on an investment of $1,000 invested at January 31, 2009 and held for the entire six months ended July 31, 2009.
Actual Expenses
The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended July 31, 2009. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended July 31, 2009” to estimate the expenses you paid on your account during the six months ended July 31, 2009.
Hypothetical Example for Comparison Purposes
The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended July 31, 2009. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six Months Ended July 31, 2009
(Unaudited)

			Expenses Paid
	Beginning	Ending	During Six
	Account Value	Account Value	Months Ended
	January 31, 2009	July 31, 2009	July 31, 2009*

PERMANENT PORTFOLIO
Actual	$1,000.00	$1,119.40	$4.36
Hypothetical (5% return before expenses)	1,000.00	1,020.68	4.16

TREASURY BILL PORTFOLIO
Actual	1,000.00	998.00	3.57
Hypothetical (5% return before expenses)	1,000.00	1,021.22	3.61

VERSATILE BOND PORTFOLIO
Actual	1,000.00	1,022.70	4.16
Hypothetical (5% return before expenses)	1,000.00	1,020.68	4.16

AGGRESSIVE GROWTH PORTFOLIO
Actual	1,000.00	1,283.10	6.79
Hypothetical (5% return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Permanent Portfolio’s annualized expense ratio of .83%, the Treasury Bill Portfolio’s annualized expense ratio of .72%, the Versatile Bond Portfolio’s annualized expense ratio of .83% and the Aggressive Growth Portfolio’s annualized expense ratio of 1.20%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 181/365 (to reflect the one-half year period ended July 31, 2009).

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
OTHER INFORMATION
(Unaudited)

Proxy Voting
The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2009 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.
Quarterly Holdings
Each of the Fund’s Portfolios files its complete schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Qs for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS
(Unaudited)

All of the Fund’s directors and officers may be reached c/o Permanent Portfolio Family of Funds, Inc., 600 Montgomery Street, 27th Floor, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation, removal or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Directors and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal or disqualification. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

DAVID P. BERGLAND Director	age 74
Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER Director	age 56
Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE Director	age 69
President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO* Chairman, President, Secretary & Director	age 46
A Certified Public Accountant, Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS* Treasurer	age 54
Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 to 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

ANDREW B. ROGERS Chief Compliance Officer	age 40
Mr. Rogers has served as Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2005. Mr. Rogers served as the manager of Northern Lights Compliance Services, LLC from 2004 through 2009. He has also served as President of Gemini Fund Services, LLC since 2006 and as President of GemCom, LLC since 2004. From 2001 through 2005, Mr. Rogers served as Senior Vice President & Director of Administration of Gemini Fund Services, LLC.

*	Considered to be an “interested person” within the meaning of the 1940 Act. Messrs. Cuggino and Andrews are deemed interested persons because of their association with the Fund’s investment adviser.

INVESTMENT ADVISER
Pacific Heights Asset Management, LLC
600 Montgomery Street
San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, Wisconsin 53201
(for overnight delivery services,
615 East Michigan Street
Milwaukee, Wisconsin 53202)
(800) 341-8900

SHAREHOLDER SERVICES OFFICE
130 South Brune Street
Bartlett, Texas 76511
(254) 527-3102
(800) 531-5142 Nationwide
www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SEMI-ANNUAL
REPORT
July 31, 2009

09/09